Fixed assets and assets held for sale - Advances for vessels under construction - related party (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	$ 18,172
Related party
Property Plant And Equipment [Line Items]
Balance as at beginning of period,	18,172
Transfer to vessels	(18,172)
Balance as at end of period,	$ 0